Fair value of financial instruments - Assets and liabilities held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification (Details) - GBP (£)
£ in Millions
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 187,223	£ 166,453
Financial assets at fair value through the income statement	218,552	193,734
Derivative financial instruments	280,194	293,530
Financial assets at fair value through other comprehensive income	77,311	78,059
Trading portfolio liabilities	(69,305)	(56,908)
Financial liabilities designated at fair value	(317,485)	(282,224)
Derivative financial instruments	(265,376)	(279,415)
Fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	187,223	166,453
Financial assets at fair value through the income statement	218,552	193,734
Derivative financial instruments	280,194	293,530
Financial assets at fair value through other comprehensive income	77,311	78,059
Investment property	42	9
Total assets	763,322	731,785
Trading portfolio liabilities	(69,305)	(56,908)
Financial liabilities designated at fair value	(317,485)	(282,224)
Derivative financial instruments	(265,376)	(279,415)
Total liabilities	(652,166)	(618,547)
Quoted market prices (Level 1) | Fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	87,555	77,761
Financial assets at fair value through the income statement	7,702	3,526
Derivative financial instruments	108	101
Financial assets at fair value through other comprehensive income	24,755	25,913
Investment property	0	0
Total assets	120,120	107,301
Trading portfolio liabilities	(39,606)	(27,694)
Financial liabilities designated at fair value	(1,576)	(181)
Derivative financial instruments	(93)	(86)
Total liabilities	(41,275)	(27,961)
Observable inputs (Level 2) | Fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	89,789	78,577
Financial assets at fair value through the income statement	202,019	181,784
Derivative financial instruments	278,097	291,352
Financial assets at fair value through other comprehensive income	49,378	48,407
Investment property	0	0
Total assets	619,283	600,120
Trading portfolio liabilities	(29,275)	(28,819)
Financial liabilities designated at fair value	(313,061)	(278,785)
Derivative financial instruments	(262,422)	(276,148)
Total liabilities	(604,758)	(583,752)
Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	9,879	10,115
Financial assets at fair value through the income statement	8,831	8,424
Derivative financial instruments	1,989	2,077
Financial assets at fair value through other comprehensive income	3,178	3,739
Investment property	42	9
Total assets	23,919	24,364
Trading portfolio liabilities	(424)	(395)
Financial liabilities designated at fair value	(2,848)	(3,258)
Derivative financial instruments	(2,861)	(3,181)
Total liabilities	(6,133)	(6,834)
Significant unobservable inputs (Level 3) | Fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	9,879	10,115
Financial assets at fair value through the income statement	8,831	8,424
Derivative financial instruments	1,989	2,077
Financial assets at fair value through other comprehensive income	3,178	3,739
Investment property	42	9
Total assets	23,919	24,364
Trading portfolio liabilities	(424)	(395)
Financial liabilities designated at fair value	(2,848)	(3,258)
Derivative financial instruments	(2,861)	(3,181)
Total liabilities	£ (6,133)	£ (6,834)